Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
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Cash and Cash Equivalents
4.	CASH AND CASH EQUIVALENTS

	December 31,
	2018	2019
	RMB	RMB
Cash at bank and in hand	14,937	20,006
Time deposits with original maturity within three months	1,729	785

	16,666	20,791